Net Investment Income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net Investment Income [Abstract]
Interest income	$ 10,866,051	$ 9,698,069	$ 8,632,460
Dividends from equities at FVTOCI	721,240	342,800
Dividends from equities at FVTPL	391,222	701,076
Dividends			1,490,607
Realized gains and losses on investments
Net gain on sale of available-for-sale investments			3,133,556
Realized loss on sale of bonds at FVTOCI	(628,523)	(763,569)
Realized gain on sale of FVTPL equities and mutual funds	946,952	2,048,908
Unrealized gains and losses on investments
Fair value changes of held for trading investments			95,582
Unrealized loss on revaluation of financial assets at FVTPL	1,590,964	(948,802)
Gains and losses from investments in properties
Realized gain on sale of investment properties	678,516
Fair value gain on investment property	(304,482)	93,934	18,148
Rental income	203,076	606,862	1,007,983
Impairment and expected credit losses on investments
Impairment on available for sale investments			(71,863)
Expected credit loss on financial assets at FVOCI	22,764	(29,903)
Release of expected credit loss on financial assets at amortized cost	12,827	6,248
Investments custodian fees and other investments expenses	(1,126,531)	(1,445,327)	(1,741,631)
Net Investment income	$ 13,374,076	$ 10,310,296	$ 12,564,842